UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     August 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     71

Form13F Information Table Value Total:     $284,823 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          Common           88579Y101      206     3420 SH  0    Sole    0                3420        0        0
ABERCROMBIE & FITCH CO-CL A    Common           002896207      373    14700 SH  0    Sole    0               14575        0      125
ACCENTURE LTD-CL A             Common           G1150G111    13270   396600 SH  0    Sole    0              359450        0    37150
ALMOST FAMILY INC              Common           020409108      312    11830 SH  0    Sole    0               11830        0        0
ANADARKO PETROLEUM CORP        Common           032511107      949    20915 SH  0    Sole    0               20815        0      100
AT&T INC                       Common           00206R102      700    28162 SH  0    Sole    0               28162        0        0
BANCTEC INC                    Common           059784603     1150   165404 SH  0    Sole    0              165402        0        0
BANK OF NEW YORK MELLON CORP   Common           064058100     1208    41200 SH  0    Sole    0               41200        0        0
BECKMAN COULTER INC            Common           075811109      271     4745 SH  0    Sole    0                4745        0        0
BP PLC-SPONS ADR               Common           055622104      239     5020 SH  0    Sole    0                5020        0        0
BROADRIDGE FINANCIAL SOLUTIO   Common           11133T103    11556   697010 SH  0    Sole    0              631260        0    65750
CATERPILLAR INC                Common           149123101      841    25460 SH  0    Sole    0               25360        0      100
CEPHALON INC                   Common           156708109    18887   333405 SH  0    Sole    0              308595        0    24810
CHARLES RIVER LABORATORIES     Common           159864107     3476   102980 SH  0    Sole    0              101580        0     1400
CHEVRON CORP                   Common           166764100      307     4641 SH  0    Sole    0                4641        0        0
CHUBB CORP                     Common           171232101     6147   154130 SH  0    Sole    0              154030        0      100
CONOCOPHILLIPS                 Common           20825C104      505    11995 SH  0    Sole    0               11995        0        0
CONSOL ENERGY INC              Common           20854P109     1135    33420 SH  0    Sole    0               33245        0      175
CVS CAREMARK CORP              Common           126650100     8017   251540 SH  0    Sole    0              227415        0    24125
DSW INC-CLASS A                Common           23334L102      120    12165 SH  0    Sole    0               12165        0        0
EMC CORP/MASS                  Common           268648102      881    67290 SH  0    Sole    0               66840        0      450
EMERSON ELECTRIC CO            Common           291011104     1186    36590 SH  0    Sole    0               36415        0      175
ENDO PHARMACEUT HLDGS INC      Common           29264F205    10748   599780 SH  0    Sole    0              553530        0    46250
ENERGY COAL RESOURCES-144A     Common           29268G209     1971   122400 SH  0    Sole    0              120200        0     2200
ENSCO INTERNATIONAL INC        Common           26874Q100      220     6310 SH  0    Sole    0                6310        0        0
ENTERPRISE PRODUCTS PARTNERS   Common           293792107      283    11350 SH  0    Sole    0               11350        0        0
EXPEDIA INC                    Common           30212P105      216    14300 SH  0    Sole    0               14300        0        0
EXPRESS SCRIPTS INC            Common           302182100    14307   208100 SH  0    Sole    0              191510        0    16590
FIDELITY NATIONAL INFORMATIO   Common           31620M106     7569   379197 SH  0    Sole    0              341647        0    37550
FIRST AMER FINANCIAL HOLD Common           318782AAT      923    90000 SH  0    Sole    0               80000        0    10000
FIRST MERCURY FINANCIAL CORP   Common           320841109      746    54200 SH  0    Sole    0               54200        0        0
GENZYME CORP                   Common           372917104    20336   365290 SH  0    Sole    0              336425        0    28865
GOLD FIELDS LTD-SPONS ADR      Common           38059T106      141    11700 SH  0    Sole    0               11700        0        0
HCC INSURANCE HOLDINGS INC     Common           404132102      454    18900 SH  0    Sole    0               18900        0        0
HEWLETT-PACKARD CO             Common           428236103      963    24915 SH  0    Sole    0               24740        0      175
HJ HEINZ CO                    Common           423074103      344     9630 SH  0    Sole    0                9630        0        0
HOLOGIC INC                    Common           436440101    13295   932965 SH  0    Sole    0              863090        0    69875
HONEYWELL INTERNATIONAL INC    Common           438516106      855    27245 SH  0    Sole    0               27070        0      175
INTL BUSINESS MACHINES CORP    Common           459200101      986     9445 SH  0    Sole    0                9405        0       40
JOHNSON & JOHNSON              Common           478160104      234     4125 SH  0    Sole    0                4125        0        0
JPMORGAN CHASE & CO            Common           46625H100      535    15690 SH  0    Sole    0               15590        0      100
KANSAS CITY SOUTHERN           Common           485170302     8986   557770 SH  0    Sole    0              511420        0    46350
KOHLS CORP                     Common           500255104      927    21685 SH  0    Sole    0               21560        0      125
LOEWS CORP                     Common           540424108     8977   327640 SH  0    Sole    0              298290        0    29350
MAGELLAN MIDSTREAM PARTNERS    Common           559080106      294     8455 SH  0    Sole    0                8455        0        0
MARATHON OIL CORP              Common           565849106     2461    81675 SH  0    Sole    0               79075        0     2600
MCDERMOTT INTL INC             Common           580037109     3325   163710 SH  0    Sole    0              163510        0      200
MICROSOFT CORP                 Common           594918104     7985   335945 SH  0    Sole    0              332345        0     3600
MONSANTO CO                    Common           61166W101     6763    90980 SH  0    Sole    0               81890        0     9090
MYLAN INC                      Common           628530107     2603   199500 SH  0    Sole    0              171000        0    28500
NATIONAL OILWELL VARCO INC     Common           637071101      796    24370 SH  0    Sole    0               24270        0      100
PAID INC                       Common           69561N204       12    31000 SH  0    Sole    0               31000        0        0
PEPSICO INC                    Common           713448108      224     4080 SH  0    Sole    0                4080        0        0
POTASH CORP OF SASKATCHEWAN    Common           73755L107     8949    96175 SH  0    Sole    0               86950        0     9225
PROTECTIVE LIFE CORP           Common           743674103     2569   224600 SH  0    Sole    0              204000        0    20600
RESEARCH IN MOTION             Common           760975102      227     3200 SH  0    Sole    0                3200        0        0
SUPERIOR ENERGY SERVICES INC   Common           868157108      235    13625 SH  0    Sole    0               13625        0        0
SYSCO CORP                     Common           871829107     1636    72775 SH  0    Sole    0               72600        0      175
TELEPHONE AND DATA SYSTEMS     Common           879433100     8069   285115 SH  0    Sole    0              263190        0    21925
TEXTRON INC                    Common           883203101      840    86965 SH  0    Sole    0               86615        0      350
TITAN INTERNATIONAL INC        Common           88830M102       75    10000 SH  0    Sole    0               10000        0        0
TOWER GROUP INC                Common           891777104    14493   584854 SH  0    Sole    0              542826        0    42028
US CELLULAR CORP               Common           911684108      250     6500 SH  0    Sole    0                6500        0        0
VARIAN MEDICAL SYSTEMS INC     Common           92220P105    10955   311765 SH  0    Sole    0              288590        0    23175
VERISIGN INC                   Common           92343E102     2656   143400 SH  0    Sole    0              143400        0        0
VERIZON COMMUNICATIONS INC     Common           92343V104     9417   306435 SH  0    Sole    0              276985        0    29450
VIRTUAL RADIOLOGIC CORP        Common           92826B104      107    11825 SH  0    Sole    0               11825        0        0
WALT DISNEY CO/THE             Common           254687106     2643   113275 SH  0    Sole    0              113275        0        0
WASTE MANAGEMENT INC           Common           94106L109      697    24755 SH  0    Sole    0               24755        0        0
WATERS CORP                    Common           941848103    13509   262465 SH  0    Sole    0              241590        0    20875
WRIGHT MEDICAL GROUP INC       Common           98235T107    17281  1062763 SH  0    Sole    0              998713        0    64050